Benefits offered to team members (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in fair value plan assets
Balance at beginning of year	R$ (162,136)
Balance at the end of the year	(193,775)	R$ (162,136)
Fair value of plan assets
Change in fair value plan assets
Balance at beginning of year	39,380	46,395
Actual return on plan assets	5,115	221
Employer contributions	4,069	3,569
Benefits paid	(2,915)	(3,087)
Exchange variation	766	(7,718)
Balance at the end of the year	R$ 46,415	R$ 39,380